Share based payments - Stock options issued and outstanding (Details)	2 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share-based payments
Exercise price ($) | $ / shares		$ 3.52
Weighted average remaining contractual life (years)		2 years 4 months 28 days
Number of options outstanding		1,968,476	4,301,800	2,861,300	1,760,000
Number of options vested (exercisable)		1,115,976
Unexercised options expired	770,976	423,334	227,833	203,000
February 8, 2023
Share-based payments
Exercise price ($) | $ / shares		$ 4.56
Weighted average remaining contractual life (years)		1 month 9 days
Number of options outstanding		300,976
Number of options vested (exercisable)		300,976
February 18, 2023
Share-based payments
Exercise price ($) | $ / shares		$ 4.80
Weighted average remaining contractual life (years)		1 month 17 days
Number of options outstanding		340,000
Number of options vested (exercisable)		340,000
February 22, 2023
Share-based payments
Exercise price ($) | $ / shares		$ 4.46
Weighted average remaining contractual life (years)		1 month 24 days
Number of options outstanding		130,000
Number of options vested (exercisable)		130,000
February 23, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 3.54
Weighted average remaining contractual life (years)		2 years 1 month 24 days
Number of options outstanding		20,000
Number of options vested (exercisable)		20,000
August 19, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 2.12
Weighted average remaining contractual life (years)		2 years 7 months 20 days
Number of options outstanding		100,000
Number of options vested (exercisable)		66,667
August 30, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 5.00
Weighted average remaining contractual life (years)		2 years 8 months 1 day
Number of options outstanding		90,000
Number of options vested (exercisable)		90,000
April 1, 2026
Share-based payments
Exercise price ($) | $ / shares		$ 5.77
Weighted average remaining contractual life (years)		3 years 3 months
Number of options outstanding		60,000
Number of options vested (exercisable)		60,000
December 8, 2026
Share-based payments
Exercise price ($) | $ / shares		$ 3.59
Weighted average remaining contractual life (years)		3 years 11 months 8 days
Number of options outstanding		325,000
Number of options vested (exercisable)		108,333
January 11, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 2.18
Weighted average remaining contractual life (years)		4 years 10 days
Number of options outstanding		220,000
March 14, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 2.07
Weighted average remaining contractual life (years)		4 years 2 months 12 days
Number of options outstanding		60,000
May 12, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 1.46
Weighted average remaining contractual life (years)		4 years 4 months 9 days
Number of options outstanding		115,000
September 12, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 1.61
Weighted average remaining contractual life (years)		4 years 8 months 12 days
Number of options outstanding		207,500